Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		$ 1,221,496
Gross amounts offset in the Statement of Financial Condition		(1,093,285)
Net amounts of liabilities presented in the Statement of Financial Condition		128,211
Financial Instruments
Collateral Pledged		(128,211)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 128,211
Financial Instruments
Collateral Pledged		(128,211)
Net Amount
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		1,221,496
Gross amounts offset in the Statement of Financial Condition		(1,093,285)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 128,211